Interest-Bearing Deposits - Stated Maturities of Time Deposits (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Banking and Thrift [Abstract]
2015	$ 66,964
2016	26,155
2017	14,910
2018	15,323
2019	4,389
2020 and beyond	22
Total	$ 127,763